Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (17,126)	$ (23,133)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	209	197
Common shares issued to vendor for services	263
Amortization of right of use asset	234	176
Stock-based compensation	6,196
Non-cash interest expense		6,835
Change in fair value of embedded conversion feature		6,282
Loss on conversion of convertible notes payable		5,470
Change in operating assets and liabilities:
Accounts receivable, net	19	(17)
Research & development tax credit receivable	(104)	551
Prepaid expenses and other current assets	(532)	(70)
Accounts payable and accrued expenses	579	(214)
Lease liabilities	(276)	(157)
Other assets	2	(2)
Net cash used in operating activities	(10,536)	(4,082)
Cash flows from investing activities:
Purchases of property, plant and equipment	(341)	(118)
Net cash used by investing activities	(341)	(118)
Cash flows from financing activities:
Proceeds from term loan payable	738
Repayment of term loan payable	(738)
Proceeds from the issuance of common stock		4,592
Proceeds from the issuance of common stock and warrants in private placement	24,638
Payment of issuance costs	(2,454)
Proceeds from the exercise of stock options	20
Net cash provided by financing activities	22,204	4,592
Effect of exchange rate changes on cash	135	(40)
Net change in cash	11,327	392
Cash, beginning of period	764
Cash, beginning of year	764	412
Cash, end of year	12,226	764
Cash, end of period	12,226	764
Supplemental disclosure of cash and non-cash investing and financing activities
Cash paid for interest	19
Right of use asset and lease liability additions	$ 136
Conversion of debt and accrued interest into common shares		$ 25,759